As filed with the Securities and Exchange Commission on July 10, 2025

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 192	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 194	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 22, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, Northern Trust 2055 Tax-Exempt Distributing Ladder ETF, Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF and Northern Trust 2055 Inflation-Linked Distributing Ladder ETF.

Explanatory Note

This Post-Effective Amendment No. 192 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 194 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 22, 2025, the effectiveness of the Registration Statement with respect to the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, Northern Trust 2055 Tax-Exempt Distributing Ladder ETF, Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF and Northern Trust 2055 Inflation-Linked Distributing Ladder ETF (each a “Fund,” and together, the “Funds”), initially filed in Post-Effective Amendment No. 190 on April 16, 2025, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on June 30, 2025. Post-Effective Amendment No. 191 was filed on June 27, 2025, pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 190 to July 11, 2025.

This Post-Effective Amendment No.  192 incorporates by reference the information for the Funds contained in Parts A and B of Post-Effective Amendment 190 and Part C of Post-Effective Amendment No. 189.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 192 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 192 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 10th day of July, 2025.

NORTHERN FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 192 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Kevin P. O’Rourke	President (Principal Executive Officer)	July 10, 2025
Kevin P. O’Rourke

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	July 10, 2025
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	July 10, 2025

* Thomas A. Kloet Thomas A. Kloet	Trustee	July 10, 2025

* William Martin William Martin	Trustee	July 10, 2025

* David R. Martin David R. Martin	Trustee	July 10, 2025

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	July 10, 2025

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	July 10, 2025

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	July 10, 2025

* Paula Kar Paula Kar	Trustee	July 10, 2025

/s/ Kevin P. O’Rourke
* By Kevin P. O’Rourke Attorney-In-Fact